Income Tax Benefit (Expense) - Schedule of Amounts Directly Recognised in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Relating To Components Of Equity [Abstract]
Convertible notes, Before Tax	$ 0	$ 0	$ 37,768
Convertible notes, Tax (expense) benefit	0	0	(6,646)
Convertible notes, Net of tax	$ 0	$ 0	$ 31,122